Prospectus Supplement                                             210065 12/03
dated December 10, 2003 to:

PUTNAM GLOBAL EQUITY FUND
Prospectus dated February 28, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader          Since     Experience
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Paul C. Warren            2002      1997 - Present        Putnam Management
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Portfolio members         Since     Experience
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Mark A. Bogar             2002      1998 - Present        Putnam Management
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David E. Gerber           2003      1996 - Present        Putnam Management
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Shigeki Makino            2002      2000 - Present        Putnam Management
                                    Prior to Aug. 2000    Fidelity Management
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Stephen S. Oler           2002      1997 - Present        Putnam Management
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